Loans and liquidity investments (Tables)	12 Months Ended
Dec. 31, 2025
Loans and liquidity investments [Abstract]
Schedule of loans and liquidity investments

Skr mn	Dec 31, 2025	Dec 31, 2024
Loans:
Loans in the form of interest-bearing securities	47,485	48,726
Loans to credit institutions	22,939	13,529
Loans to the public	200,216	224,354
Less:
Cash collateral under the security agreements for derivative contracts	-6,858	-3,201
Deposits where time to maturity exceeds 3 months[1]	-1,070	—
Total lending portfolio	262,712	283,408

Liquidity investments:
Cash and cash equivalents	7,259	5,219
Treasuries/government bonds	13,419	4,150
Other interest-bearing securities except loans	43,237	52,843
Deposits where the time to maturity exceeds 3 months[1]	1,070	—
Total liquidity investments	64,985	62,212
of which issued by public authorities	15,530	11,697
1 The line item also includes deposits which are not freely available, e.g., the deposit requirement with the Swedish central bank.

Schedule of difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value
Difference between carrying amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2025	2024
Sum of amounts exceeding nominal	119	74
Sum of amounts falling below nominal	-328	-640

Schedule of outstanding loans per business area
Outstanding loans per business area

			of which the CIRR-system
Skr mn	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024
Lending to Swedish exporters	134,090	133,580	—	—
Lending to exporters’ customers	128,623	149,828	85,643	101,657
Total lending portfolio[1]	262,712	283,408	85,643	101,657
1 Including concessionary loans in the amount of Skr 0 million (year-end 2024: Skr 64 million).